Supplementary cash flow information - Changes in Investing and Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Short term investments
Beginning balance of short term investments	$ 7,833	$ 7,833	$ 0
Cash flow - Purchases		36,084	97,996
Cash flow - Disposals		(36,093)	(90,018)
Non-cash changes - Fair value adjustments			(78)
Non-cash changes - Opening adjustment on change in accounting policy	78
Non-cash changes - Other		(13)	(67)
Ending balance of short term investments		7,889	7,833
Contingent consideration
Beginning balance contingent consideration	(3,792)	(3,792)	(5,440)
Contingent consideration milestones paid		0	2,150
Fair value adjustment contingent consideration		(236)	(502)
Ending balance contingent consideration		(4,028)	(3,792)
Derivative warrants
Cash flow - Proceeds from exercise derivative warrants		0	8,684
Common shares
Beginning balance common shares	(499,200)	(499,200)
Cash flow - Net proceeds from public offering		0	162,324
Cash flow - Proceeds from exercise warrants		3,071	232
Cash flow - Proceeds from exercise options		943	3,912
Ending balance common shares		(504,650)	(499,200)
Warrants
Warrants	(906)	(906)
Warrants		0	(906)
Capital reserve [Abstract]
Beginning balance capital reserve	(18,360)	(18,360)
Non-cash changes - Stock Based Compensation		6,860	4,242
Ending balance capital reserve		(24,690)	(18,360)
Common shares
Common shares
Beginning balance common shares	(499,200)	(499,200)	(299,815)
Cash flow - Net proceeds from public offering			(162,324)
Cash flow - Proceeds from exercise derivative warrants			(8,684)
Cash flow - Proceeds from exercise warrants		(3,071)	(232)
Cash flow - Proceeds from exercise options		(943)	(3,912)
Non-cash changes - Conversion to Common Shares		(1,436)	(21,334)
Non-cash changes - Fair value adjustments			(2,899)
Ending balance common shares		(504,650)	(499,200)
Warrants
Warrants
Warrants	(906)	(906)	(971)
Non-cash changes - Conversion to Common Shares		906	65
Warrants		0	(906)
Contributed surplus
Capital reserve [Abstract]
Beginning balance capital reserve	(18,360)	(18,360)	(17,017)
Non-cash changes - Conversion to Common Shares		530	2,899
Non-cash changes - Stock Based Compensation		(6,860)	(4,242)
Ending balance capital reserve		(24,690)	(18,360)
Derivative warrants December 28, 2016
Derivative warrants
Beginning balance derivative warrant liabilities	(8,948)	(8,948)	(7,405)
Cash flow - Proceeds from exercise derivative warrants			8,596
Non-cash changes - Conversion to Common Shares			3,825
Non-cash changes - Fair value adjustments		(6,527)	(17,808)
Non-cash changes - Other			3,844
Ending balance derivative warrant liabilities		(15,475)	(8,948)
Derivative warrants February 14, 2014
Derivative warrants
Beginning balance derivative warrant liabilities	$ (2,845)	(2,845)	(1,733)
Cash flow - Proceeds from exercise derivative warrants			88
Non-cash changes - Conversion to Common Shares			8,760
Non-cash changes - Fair value adjustments		(3,427)	(10,973)
Non-cash changes - Other			1,013
Ending balance derivative warrant liabilities		$ (6,272)	$ (2,845)